Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001819133
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	TANGO THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39485
Entity Tax Identification Number	47-2452488
Entity Address, Address Line One	201 Brookline Avenue
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02215
City Area Code	857
Local Phone Number	320-4900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	TNGX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false